Concentration and Risks (Narrative) (Details) (Net revenues [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer Concentration Risk [Member] | Top 10 Customers and Payment Channels [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	47.00%	77.00%	93.00%
Product and Service Concentration Risk [Member] | Consumer Mobile Securities [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	42.00%	74.00%	89.00%
Product and Service Concentration Risk [Member] | Mobile Games [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	11.00%	1.00%
Product and Service Concentration Risk [Member] | Advertising Services [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	19.00%	10.00%	11.00%
Product and Service Concentration Risk [Member] | Enterprise Mobility Including Hardware Sales and Software Development [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	27.00%	14.00%
Geographic Concentration Risk [Member] | PRC [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	73.00%	60.00%	57.00%